CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Millions	Total	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Contributed Surplus [Member]	Share Capital [Member]
Balance at Dec. 31, 2008	$ 3,222	$ 35	$ 1	$ (160)	$ 593	$ 1,956	$ 797
Sale of treasury shares	9	8					1
Employee stock options issued	16	16
Change in actuarial gain (losses) relating to pension	14
Convertible loan-equity portion	105	105
Unrealized gain (loss) on marketable securities	317		317
Foreign exchange differences	30		29		1
Changes in actuarial gain (losses) relating to pension	14
Unrealized gain (loss) on marketable securities	317		317
Changes in actuarial gain (losses) relating to pension	13		12		1
Change in unrealized gain (loss) on interest rate swaps in VIEs	15				15
Net paid to non-controlling interest	(68)				(68)
Dividend paid	(199)			(199)
Net income	1,353			1,261	92
Balance at Dec. 31, 2009	4,813	164	359	902	634	1,956	798
Sale of treasury shares	23	20					3
Purchase of treasury shares	(42)	(38)					(4)
Issuance of shares	608	292			289		27
Induced conversion of convertible bonds	709	647					62
Employee stock options issued	11	11
Change in actuarial gain (losses) relating to pension	(32)		(26)		(6)
Convertible loan-equity portion	121	121
Unrealized gain (loss) on marketable securities	18		18
Realized gain/loss on marketable securities	(43)		(43)
Unrealized gain (loss) on marketable securities	(25)
Foreign exchange differences	27		16		11
Changes in actuarial gain (losses) relating to pension	(32)		(26)		(6)
Unrealized gain (loss) on marketable securities	(25)
Change in unrealized gain (loss) on interest rate swaps in VIEs	(11)				(11)
Change in unrealized gain (loss) on interest rate swaps in subsidiaries	(2)		(1)		(1)
Step-up acquisition of Scorpion	0			(13)	13
Contribution by non-controlling interest	282				282
Paid to non-controlling interest in Scorpion	(292)				(292)
Dividend paid to non-controlling interest in VIE	(435)				(435)
Dividend paid	(990)			(990)
Net income	1,172			1,117	55
Balance at Dec. 31, 2010	5,937	1,217	323	1,016	539	1,956	886
Sale of treasury shares	21	20					1
Purchase of treasury shares	(130)	(120)			(5)		(5)
Induced conversion of convertible bonds	727	674					53
Employee stock options issued	10	10
Change in actuarial gain (losses) relating to pension	(3)		(3)
Unrealized gain (loss) on marketable securities	(291)		(291)
Foreign exchange differences	38		28		10
Changes in actuarial gain (losses) relating to pension	(3)		(3)
Private placement in subsidiary	425	307			118
Costs related to capital increase in subsidiary	(7)	(7)
Unrealized gain (loss) on marketable securities	(291)		(291)
Change in unrealized gain (loss) on interest rate swaps in VIEs	20				20
Change in unrealized gain (loss) on interest rate swaps in subsidiaries	1		1
Dividend paid to non-controlling interest in VIE	(23)				(23)
Shares purchased from non controlling interests	(72)	(4)			(68)
Deconsolidation of subsidiaries	(393)		(63)		(330)
Dividend paid	(1,440)			(1,423)	(17)
Net income	1,482			1,401	81
Balance at Dec. 31, 2011	$ 6,302	$ 2,097	$ (5)	$ 994	$ 325	$ 1,956	$ 935